Equity method investments - Schedule of Assets and Liabilities in Carl Zeiss SMT Holding GmbH & Co. KG (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments	€ 820.7	€ 833.0
Carl Zeiss SMT Holding GmbH & Co. KG | Assets
Schedule of Equity Method Investments [Line Items]
Equity method investments	820.7
Carl Zeiss SMT Holding GmbH & Co. KG | Assets | EUV agreement
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	319.3
Carl Zeiss SMT Holding GmbH & Co. KG | Assets | DUV Agreements
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	33.2
Carl Zeiss SMT Holding GmbH & Co. KG | Assets | Zeiss High-NA Funding Commitment
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	784.0
Carl Zeiss SMT Holding GmbH & Co. KG | Liability
Schedule of Equity Method Investments [Line Items]
Equity method investments	0.0
Carl Zeiss SMT Holding GmbH & Co. KG | Liability | EUV agreement
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	0.0
Carl Zeiss SMT Holding GmbH & Co. KG | Liability | DUV Agreements
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	0.0
Carl Zeiss SMT Holding GmbH & Co. KG | Liability | Zeiss High-NA Funding Commitment
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	(4.0)
Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss
Schedule of Equity Method Investments [Line Items]
Equity method investments	820.7
Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss | EUV agreement
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	319.3
Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss | DUV Agreements
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	33.2
Carl Zeiss SMT Holding GmbH & Co. KG | Maximum exposure to loss | Zeiss High-NA Funding Commitment
Schedule of Equity Method Investments [Line Items]
Due from (to) related party	€ 784.0